Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Schedule of Summary of Activity Related to Warrants

A summary of activity related to warrants for the periods presented is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term
Outstanding as of December 31, 2021	—	$—		—
Issued	21,129,032	0.29	*	—
Exercised	—	—		—
Outstanding as of December 31, 2022	21,129,032	$0.29	*	—
Issued - March 2023	7,142,715	0.25	*	—
Issued - June 2023	25,080,000	0.38		—
Exercised	(5,000,000)	0.44		—
Outstanding as of September 30, 2023	48,351,747	0.32	*	3.81
Exercisable as of September 30, 2023	23,271,747	0.25	*	2.31

*	Reflects the exercise price after the Down Round Trigger events on December 6, 2022, March 9, 2023, and June 6, 2023 (see Note 7).

A summary of activity related to warrants for the periods presented is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term
Outstanding as of December 31, 2020	2,516,778	$3.30		0.83
Issued	—	—		—
Exercised	(2,516,778)	3.30		—
Outstanding as of December 31, 2021	—	$—		—
Issued	21,129,032	$0.44	*	-
Exercised	—	—		—
Outstanding as of December 31, 2022	21,129,032	$0.44	*	3.06
Exercisable as of December 31, 2022	—	—		—

*	Reflects the exercise price after the Down Round Trigger event on December 6, 2022 (see Notes 9 and 10).